Bunker Hill Mine and Mining Interests (Details Narrative) - USD ($)									3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 05, 2025	Jan. 31, 2025	Jan. 17, 2025	Dec. 19, 2024	Dec. 12, 2024	Jun. 23, 2023	Mar. 03, 2023	Jan. 07, 2022	Mar. 31, 2025	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Jun. 25, 2025	Jun. 06, 2025
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Land purchase									$ 202,000	$ 202,000	$ 202,000
Royalty percentage	1.65%	0.35%	0.35%	0.35%	0.35%	1.35%		1.35%
Sale of mineral industries description						This analysis utilized a discount rate of 13% and long-term metal prices of $1.09/lb, $0.98/lb and $25.51/oz for zinc, lead and silver respectively, consistent with assumptions utilized in the valuation of the RCD at extinguishment.
Sale of mineral industries description									This analysis utilized a discount rate of 15% and long-term metal prices of $1.20/lb, $0.95/lb and $27.29/oz for zinc, lead and silver respectively	This analysis utilized a discount rate of 15% and long-term metal prices of $1.20/lb, $0.95/lb and $27.29/oz for zinc, lead and silver respectively.	This analysis utilized a discount rate of 15% and long-term metal prices of $1.20/lb, $0.95/lb and $27.29/oz for zinc, lead and silver respectively
Decrease in revenue from mining									2.00%
Number of shares issued, value										$ 19,500,271
Payments to subsidiary														$ 500,000
Purchase price payable														$ 500,000
long term deposit													$ 1,000,000
Sale of mineral properties	$ 1,324,199		$ 383,789	$ 397,335	$ 397,335
Primary And Secondary Claims One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Royalty percentage	0.50%
Primary And Secondary Claims Two [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Royalty percentage	0.50%
Primary And Secondary Claims Three [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Royalty percentage	0.50%
Mining Properties and Mineral Rights [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Revenue determine transaction description										the above transactions with Sprott, including the (i) conversion of the royalty convertible debenture into a 1.85% royalty, (ii) consideration of Sprott advancing $15,000,000 on the loan facility a 1.5% royalty was granted, and (iii) Sprott stream conversion a 1.65% royalty was granted, as of June 30, 2025 Sprott holds a 5% life-of-mine gross revenue applying to both primary and secondary claims comprising the Project.
Debt Facility [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Royalty percentage		0.50%	0.50%	0.50%	0.50%	1.85%
C and E Tree Farm LLC [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Option to purchase land							$ 3,129,500
Number of shares issued	4,761,905
Deemed per share price	$ 0.105
Number of shares issued, value	$ 500,000
C and E Tree Farm LLC [Member] | Through February 2026 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Monthly payments							10,000					$ 10,000
C and E Tree Farm LLC [Member] | Through March 1, 2026 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Option to purchase land							$ 3,129,500					$ 3,129,500